BUSINESS ORGANIZATION, NATURE OF OPERATIONS, BASIS OF PRESENTATION AND LIQUIDITY	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS ORGANIZATION, NATURE OF OPERATIONS, BASIS OF PRESENTATION AND LIQUIDITY

NOTE 1 – BUSINESS ORGANIZATION, NATURE OF OPERATIONS, BASIS OF PRESENTATION AND LIQUIDITY

Corporate History

BioRestorative Therapies, Inc. has one wholly-owned subsidiary, Stem Pearls, LLC (“Stem Pearls”). BioRestorative Therapies, Inc. and its subsidiary are referred to collectively as “BRT” or the “Company”.

On December 23, 2022, the Company reincorporated from Delaware to Nevada by filing Articles of Incorporation with the state of Nevada. The reincorporation was structured as a statutory merger.

Business Operations

BRT develops therapeutic products and medical therapies using cell and tissue protocols, primarily involving adult stem cells. BRT’s website is at www.biorestorative.com. The information contained in the website or connected thereto is not intended to be incorporated by reference into this Quarterly Report. BRT is currently developing a Disc/Spine Program referred to as “brtxDISC”. Its lead cell therapy candidate, BRTX-100, is a product formulated from autologous (or a person’s own) cultured mesenchymal stem cells collected from the patient’s bone marrow. The product is intended to be used for the non-surgical treatment of painful lumbosacral disc disorders or as a complimentary therapeutic to a surgical procedure. BRT is also engaging in research efforts with respect to a platform technology utilizing brown adipose (fat) for therapeutic purposes to treat type 2 diabetes, obesity and other metabolic disorders and has labeled this initiative its ThermoStem Program. In addition, in continuation of BRT’s mission of developing and commercializing cell-based biologics, it is seeking to develop a biologics-based cosmetic products business. Pursuant to such business, BRT would formulate, manufacture and sell products designed for cosmetic and aesthetic uses. Further, BRT has licensed a patented curved needle device that is a needle system designed to deliver cells and/or other therapeutic products or material to the spine and discs or other potential sites.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for complete financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) that are considered necessary for a fair presentation of the unaudited condensed consolidated financial statements of the Company as of September 30, 2025 and for the three and nine months then ended. The results of operations for the three and nine months ended September 30, 2025 are not necessarily indicative of the operating results for the full year ending December 31, 2025 or any other period. The December 31, 2024 consolidated balance sheet data were derived from audited financial statements but do not include all disclosures required by U.S. GAAP. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related disclosures of the Company as of December 31, 2024 and for the year then ended, which were filed with the Securities and Exchange Commission (“SEC”) on March 28, 2025 (the “Form 10-K”).

Liquidity

The accompanying unaudited condensed consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which contemplates realization of assets and satisfying liabilities in the normal course of business. For the nine months ended September 30, 2025, the Company had a net loss of $11.0 million, and negative cash flows from operations of $8.4 million, and as of September 30, 2025, the Company had working capital of $1.3 million. The Company anticipates that it will continue to incur net losses and negative cash flows from operations as it executes its development plans during 2025 and beyond, as well as other potential strategic and business development initiatives. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for at least twelve months after the issuance date of these financial statements.

The Company has previously funded, and plans to continue funding, these losses primarily through current cash on hand, investments in marketable securities and additional infusions of cash from equity and debt financing. During the nine months ended September 30, 2025, the Company sold 965,424 shares of its common stock under its at-the-market offering agreement (the “2024 ATM”) with Rodman & Renshaw LLC (“Rodman”) and raised approximately $2.0 million of gross proceeds. On October 8, 2025, the Company closed on the sale of an aggregate of 678,125 shares of its common stock for aggregate gross proceeds of approximately $1.1 million. Concurrently, the Company issued to the investors warrants to purchase an aggregate of 508,592 shares of its common stock at an exercise price of $2.75 per share. See Note 6 – Subsequent Events for additional details.

The Company’s current funds will not be sufficient to enable the Company to fully complete its development activities or attain profitable operations. If the Company is unable to obtain such needed additional financing on a timely basis, the Company may have to curtail its development, marketing and promotional activities, which would have a material adverse effect on the Company’s business, financial condition and results of operations, and ultimately the Company could be forced to discontinue its operations and liquidate.

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the unaudited condensed consolidated financial statements do not necessarily purport to represent realizable or settlement values. The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

NOTE 1 - ORGANIZATION, LIQUIDITY, GOING CONCERN AND BUSINESS OPERATIONS

Corporate History

BioRestorative Therapies, Inc. has one wholly-owned subsidiary, Stem Pearls, LLC (“Stem Pearls”). BioRestorative Therapies, Inc. and its subsidiary are referred to collectively as “BRT” or the “Company”.

On December 23, 2022, the Company reincorporated from Delaware to Nevada by filing Articles of Incorporation with the state of Nevada. The reincorporation was structured as a statutory merger.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which contemplates realization of assets and satisfying liabilities in the normal course of business. For the year ended December 31, 2024, the Company had a net loss of $9.0 million, negative cash flows from operations of $8.2 million and working capital of $7.4 million. The Company anticipates that it will continue to incur net losses and negative cash flows from operations as it executes its development plans for 2025 and beyond, as well as other potential strategic and business development initiatives. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for at least twelve months after the issuance date of these financial statements.

The Company has previously funded, and plans to continue funding, these losses primarily through current cash on hand, investments in marketable securities and additional infusions of cash from equity and debt financing. During the year ended December 31, 2024, the Company raised net proceeds of approximately $7.5 million in connection with a warrant exercise program which is further discussed in Note 6 – Stockholders’ Equity. On November 6, 2024, the Company entered into an at-the-market offering agreement (the “2024 ATM”) pursuant to which the Company has an ability to issue and sell shares of its common stock up to an aggregate offering price of $3,614,170. Subsequent to December 31, 2024, the Company sold 492,000 shares of its common stock under the 2024 ATM and raised approximately $1,084,000 of gross proceeds See Note 10 – Subsequent Events for additional details regarding sales of the Company’s common under the 2024 ATM subsequent to December 31, 2024.

The Company’s current funds will not be sufficient to enable the Company to fully complete its development activities or attain profitable operations. If the Company is unable to obtain such needed additional financing on a timely basis, the Company may have to curtail its development, marketing and promotional activities, which would have a material adverse effect on the Company’s business, financial condition and results of operations, and ultimately the Company could be forced to discontinue its operations and liquidate.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the consolidated financial statements do not necessarily purport to represent realizable or settlement values. The accompanying consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

Business Operations

BRT develops therapeutic products and medical therapies using cell and tissue protocols, primarily involving adult stem cells. BRT’s website is at www.biorestorative.com. The information contained in the website or connected thereto is not intended to be incorporated by reference into this Annual Report. BRT is currently developing a Disc/Spine Program referred to as “brtxDISC”. Its lead cell therapy candidate, BRTX-100, is a product formulated from autologous (or a person’s own) cultured mesenchymal stem cells collected from the patient’s bone marrow. The product is intended to be used for the non-surgical treatment of painful lumbosacral disc disorders or as a complimentary therapeutic to a surgical procedure. BRT is also engaging in research efforts with respect to a platform technology utilizing brown adipose (fat) for therapeutic purposes to treat type 2 diabetes, obesity and other metabolic disorders and has labeled this initiative its ThermoStem Program. In addition, in continuation of BRT’s mission of developing and commercializing cell-based biologics, it is seeking to develop a biologics-based cosmetic products business. Pursuant to such business, BRT would formulate, manufacture and sell products designed for cosmetic and aesthetic uses. Further, BRT has licensed a patented curved needle device that is a needle system designed to deliver cells and/or other therapeutic products or material to the spine and discs or other potential sites.